Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2019
Document Effective Date	Jun. 25, 2019
Prospectus Date	Feb. 28, 2019